SCHEDULE OF REVENUE FROM SERVICES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Total	$ 1,974	$ 1,697
Revenues from services [member]
IfrsStatementLineItems [Line Items]
Total	426	458
Revenues from sales of precision metal parts [member]
IfrsStatementLineItems [Line Items]
Total	1,354	1,183
Revenues from smart carts project [member]
IfrsStatementLineItems [Line Items]
Total	$ 194	$ 56